FINANCIAL INSTRUMENTS (Schedule of Carrying Amount and Fair Value of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Financial liabilities Carrying Amount	$ 1,992	$ 1,808
Bank loans and capital leases [Member]
Disclosure of financial liabilities [line items]
Financial liabilities Carrying Amount	1,984	1,776
Financial liabilities Fair Value	$ 1,984	$ 1,761